OPTIONS AND WARRANTS	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
OPTIONS AND WARRANTS [Text Block]

NOTE 9 – OPTIONS AND WARRANTS

Stock Option Awards

On May 12, 2014, the Company granted a total of 820,000 stock options to employees and consultants. The stock options are exercisable at the exercise price of $0.15 per share for a period of ten years from the date of grant. 502,500 stock options vested upon the date of grant, 116,250 stock options vest on June 30, 2014, 116,250 stock options vest on September 30, 2014 and 85,000 stock options vest on December 31, 2014.

On May 16, 2014, the Company granted a total of 250,000 stock options to a consultant. The stock options are exercisable at the exercise price of $0.143 per share for a period of ten years from the date of grant. 62,500 stock options vested upon the date of grant, 62,500 stock options vest on June 30, 2014, 62,500 stock options vest on September 30, 2014 and 62,500 stock options vest on December 31, 2014.

On May 21, 2014, the Company granted a total of 6,000,000 stock options Steven A. Nickolas and Richard A. Wright ( 3,000,000 stock options to each). The stock options are exercisable at the exercise price of $0.1455 per share for a period of ten years from the date of grant. 3,000,000 stock options vested upon the date of grant and the 3,000,000 stock options will vest on November 21, 2014.

On May 12, 2014, the Company granted a total of 1,200,000 stock options Steven A. Nickolas and Richard A. Wright ( 600,000 stock options to each). The stock options are exercisable at the exercise price of $0.165 per share for a period of ten years from the date of grant. 1,200,000 stock options vested upon the date of grant.

On October 9, 2013, the Company granted a total of 6,000,000 stock options to Steven A. Nickolas and Richard A. Wright ( 3,000,000 stock options to each). The stock options are exercisable at the exercise price of $0.605 per share for a period of ten years from the date of grant. The stock options vest as follows: (i) 1,000,000 upon the date of grant; and (ii) 500,000 per quarter until fully vested.

For the period ended June 30, 2014 and June 30, 2013 the Company has recognized compensation expense of $1,206,877 and $0, respectively, on the stock options granted that vested. The fair value of the unvested shares is $992,348 as of June 30, 2014 with the total unrecognized compensation cost related to non-vested stock options which is expected to be recognized over a weighted-average period of approximately 1 year. The aggregate intrinsic value of these options was $0 at June 30, 2014.

Stock option activity summary covering options is presented in the table below:

				Weighted-
			Weighted-	Average
			Average	Remaining
	Number of		Exercise	Contractual
	Shares		Price	Term (years)
Outstanding at March 31, 2014	6,000,000		$0.61	9.3
Granted	8,270,000		$0.15	9.9
Exercised	-	$	-.	-
Expired/Forfeited	-		$-	-
Outstanding at June 30, 2014	14,270,000		$0.34	9.8
Exercisable at June 30, 2014	9,193,750		$0.34	9.8

Warrants

The following is a summary of the status of all of our warrants as of June 30, 2014 and changes during the twelve months ended on that date:

		Weighted-
	Number	Average
	of Warrants	Exercise Price
Outstanding at March 31, 2014	8,310,415	$0.53
Granted	9,619,998	0.15
Exercised	-	0.00
Cancelled	-	0.00
Outstanding at June 30, 2014	17,930,413	0.52
Warrants exercisable at June 30, 2014	17,378,072	$0.52

The following table summarizes information about stock warrants outstanding and exercisable at June 30, 2014:

	STOCK WARRANTS OUTSTANDING AND EXERCISABLE
		Weighted-
		Average
	Number of	Remaining
	Warrants	Contractual
Exercise Price	Outstanding	Life in Years
$0.1500	8,666,665	4.8
$0.1875	953,333	4.8
$0.4300	1,162,791	1.1
$0.5000	3,137,175	1.1
$0.5500	2,441,861	3.27
$0.6000	1,568,588	0.40

NOTE 9 – OPTIONS AND WARRANTS

Stock Option Awards

On October 9, 2013, the Company granted a total of 6,000,000 stock options to Steven A. Nickolas and Richard A. Wright ( 3,000,000 stock options to each). The stock options are exercisable at the exercise price of $0.605 per share for a period of ten years from the date of grant. The stock options vest as follows: (i) 1,000,000 upon the date of grant; and (ii) 500,000 per quarter until fully vested.

The Company has recognized compensation expense of $2,225,736 on the stock options granted that vested during the current period for the nine months ended March 31, 2014. The fair value of the unvested shares is $1,112,868 as of March 31, 2014 with the total unrecognized compensation cost related to non-vested stock options which is expected to be recognized over a weighted-average period of approximately 1 year. The aggregate intrinsic value of these options was $0 at March 31, 2014.

Stock option activity summary covering options is presented in the table below:

Weighted-
		Weighted-	Average
		Average	Remaining
	Number of	Exercise	Contractual
	Shares	Price	Term (years)
Outstanding at March 31, 2013	-	$-	-
Granted	6,000,000	$0.61	9.8
Exercised	-	$-	-
Expired/Forfeited	-	$-	-
Outstanding at March 31, 2014	6,000,000	$0.61	9.8
Exercisable at March 31, 2014	2,000,000	$0.61	9.8

Warrants

The following is a summary of the status of all of our warrants as of March 31, 2014 and changes during the twelve months ended on that date:

		Weighted-
	Number	Average
	of Warrants	Exercise Price
Outstanding at April 1, 2013	-	$0.00
Granted	8,310,415	0.52
Exercised	-	0.00
Cancelled	-	0.00
Outstanding at March 31, 2014	8,310,415	0.52
Warrants exercisable at March 31, 2014	7,147,624	$0.52

The following table summarizes information about stock warrants outstanding and exercisable at March 31, 2014:

	STOCK WARRANTS OUTSTANDING AND EXERCISABLE
		Weighted-
		Average
	Number of	Remaining	Weighted-
	Warrants	Contractual	Average
Exercise Price	Outstanding	Life in Years	Exercise Price
$0.50	3,137,175	1.35	$0.50
$0.60	1,568,588	1.35	$0.60
$0.55	2,441,861	3.46	$0.55
$0.43	1,162,791.65		$0.43